DOCUMENT AND ENTITY INFORMATION	12 Months Ended
	Dec. 31, 2011	Jun. 25, 2012
Entity Registrant Name	Rosetta Genomics Ltd.
Entity Central Index Key	0001362959
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	rosg
Entity Common Stock, Shares Outstanding		0
Document Type	6-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 735	$ 2,635
Restricted cash	37	0
Short-term bank deposit	112	190
Marketable securities	0	148
Trade receivables	11	21
Other accounts receivable and prepaid expenses	298	219
Current assets of discontinued operation	17	626
Total current assets	1,210	3,839
LONG TERM ASSETS:
Long-term receivables	0	11
Severance pay fund	133	123
Property and equipment, net	592	1,178
Long-term asset of discontinued operation	109	142
Total long term assets	834	1,454
Total assets	2,044	5,293
LIABILITIES AND SHAREHOLDERS' DEFICIENCY
Trade payables	584	1,102
Other accounts payable and accruals	1,264	2,057
Liabilities of discontinued operations	0	172
Total current liabilities	1,848	3,331
LONG-TERM LIABILITIES:
Warrants related to share purchase agreements	165	1,479
Deferred revenue	228	228
Settlement arrangement	0	728
Accrued severance pay	159	157
Total long-term liabilities	552	2,592
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' DEFICIENCY:
Ordinary shares of NIS 0.6 par value: 2,000,000 and 959,640 shares authorized at December 31, 2011 and 2010, respectively; 704,489 and 326,677 shares issued at December 31, 2011 and 2010, respectively; 701,232 and 323,421 shares outstanding at December 31, 2011 and 2010, respectively	108	46
Additional paid-in capital	84,581	74,732
Other comprehensive income	0	7
Accumulated deficit	(85,045)	(76,215)
Total Rosetta Genomics shareholders' deficiency	(356)	(1,430)
Non-controlling interests	0	800
Total shareholders' deficiency	(356)	(630)
Total liabilities and shareholders' deficiency	$ 2,044	$ 5,293

CONSOLIDATED BALANCE SHEETS [Parenthetical] (ILS)	Dec. 31, 2011	Dec. 31, 2010
Ordinary shares, par value (in NIS per share)	0.6	0.6
Ordinary shares, authorized	2,000,000	959,640
Ordinary shares, issued	704,489	326,677
Ordinary shares, outstanding	701,232	323,421

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 103	$ 279	$ 150
Cost of revenues	324	628	339
Gross loss	221	349	189
Operating expenses:
Research and development, net	3,386	5,707	6,552
Marketing and business development	2,633	4,881	4,451
General and administrative	2,537	2,424	3,605
Other expenses related to the settlement arrangement, net	0	554	0
Total operating expenses	8,556	13,566	14,608
Operating loss	8,777	13,915	14,797
Financial income, net	(1,391)	(1,031)	(45)
Loss from continuing operations	7,386	12,884	14,752
Net loss from discontinued operations	1,444	1,871	1,753
Net loss after discontinued operations	$ 8,830	$ 14,755	$ 16,505
Basic and diluted net loss per Ordinary share from continuing operations (in dollars per share)	$ 14.55	$ 45.75	$ 65.4
Basic and diluted net loss per Ordinary share from discontinuing operations (in dollars per share)	$ 2.85	$ 6.6	$ 7.8
Basic and diluted net loss per Ordinary share (in dollars per share)	$ 17.4	$ 52.35	$ 73.2
Weighted average number of Ordinary shares used to compute basic and diluted net loss per Ordinary share (in shares)	507,622	281,801	225,722

STATEMENTS OF CHANGES IN EQUITY (DEFICIENCY) (USD $) In Thousands, except Share data	Common Stock [Member]		Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2008	$ 27		$ 61,025	$ 3	$ (44,955)	$ 0	$ 16,100
Balance (in shares) at Dec. 31, 2008	202,871
Exercise of stock options	0	[1]	0	0	0	0	0	[1]
Exercise of stock options (in shares)	42
Issuance of shares in April 2009, net of issuance expenses in an amount of $570	5		5,725	0	0	0	5,730
Issuance of shares in April 2009, net of issuance expenses in an amount of $570 (in shares)	33,333
Stock-based compensation to non-employees	0		52	0	0	0	52
Stock-based compensation to employees	0		1,372	0	0	0	1,372
Stock-based compensation to employees (in shares)	1,083
Unrealized gain (loss) from marketable securities	0		0	93		0	93
Net loss	0		0	0	(16,505)		(16,505)
Balance at Dec. 31, 2009	32		68,174	96	(61,460)	0	6,842
Balance (in shares) at Dec. 31, 2009	237,329
Exercise of stock options	0	[1]	0	0	0	0	0	[1]
Exercise of stock options (in shares)	2,108
Issuance of restricted shares	0	[1]	0	0	0	0	0	[1]
Issuance of restricted shares (in shares)	150
Issuance of shares in January 2010, net of $301 issuance cost	7		3,400	0	0	0	3,407
Issuance of shares in January 2010, net of $301 issuance cost (in shares)	42,167
Issuance of shares in December 2010, net of $145 issuance cost	7		1,149	0	0	0	1,156
Issuance of shares in December 2010, net of $145 issuance cost (in shares)	41,667
Conversion of convertible note related to Rosetta Green establishment	0		1,252	0	0	248	1,500
Stock-based compensation to non-employees	0		19	0	0	0	19
Stock-based compensation to employees	0		738	0	0	939	1,677
Unrealized gain (loss) from marketable securities	0		0	(89)	0	0	(89)
Accumulated unrealized gains from available-for-sale marketable securities							7
Net loss	0		0	0	(14,755)	(387)	(15,142)
Balance at Dec. 31, 2010	46		74,732	7	(76,215)	800	(630)
Balance (in shares) at Dec. 31, 2010	323,421
Issuance of restricted shares	0	[1]	0	0	0	0	0
Issuance of restricted shares (in shares)	83
Issuance of shares in February and October 2011, net of $541 and $70 issuance cost, respectively	50		5,803	0	0	0	5,853
Issuance of shares in February and October 2011, net of $541 and $70 issuance cost, respectively (in shares)	301,672
Conversion of Warrants in February and November 2011	12		716	0	0	0	728
Conversion of Warrants in February and November 2011 (in shares)	76,056
Stock-based compensation to non-employees	0		1	0	0	0	1
Stock-based compensation to employees	0		603	0	0	568	1,171
Decrease in holdings in Rosetta Green as a result of its IPO	0		2,726	0	0	2,352	5,078
Unrealized gain (loss) from marketable securities	0		0	(7)	0	0	(7)
Loss of control in Rosetta Green shares in December 2011	0		0	0	0	(2,447)	(2,447)
Accumulated unrealized gains from available-for-sale marketable securities							0
Net loss	0		0	0	(8,830)	(1,273)	(10,103)
Balance at Dec. 31, 2011	$ 108		$ 84,581	$ 0	$ (85,045)	$ 0	$ (356)
Balance (in shares) at Dec. 31, 2011	701,232

[1]	Represents an amount lower than $ 1

STATEMENTS OF CHANGES IN EQUITY (DEFICIENCY) [Parenthetical] (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2009 Issue One [Member]	Dec. 31, 2010 Issue Two [Member]	Dec. 31, 2010 Issue Three [Member]	Dec. 31, 2011 Issue Four [Member]	Dec. 31, 2011 Issue Five [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 570	$ 301	$ 145	$ 541	$ 70

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Cash flows from operating activities:
Net loss	$ (10,103)		$ (15,142)		$ (16,505)
Loss from discontinued operations	2,676		926		1,753
Loss from continuing operations	(7,427)		(14,216)		(14,752)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	454		415		344
Foreign currency adjustments	8		16		8
Interest on short-term bank deposit	0		0		(28)
Capital loss from sale of property and equipment	15		(3)		4
Increase (decrease) in accrued severance pay, net	(8)		11		(359)
Stock-based compensation to employees	603		737		1,372
Compensation related to shares and warrants granted to non-employees	1		19		52
Gain from marketable securities	(7)		(125)		(31)
Decrease (Increase) in trade receivables	9		51		(72)
Decrease (increase) in other accounts receivable and prepaid expenses	(68)		57		(769)
Increase (decrease) in trade payables	(516)		498		(10)
Increase (decrease) in other accounts payable and accruals	(1,502)		1,229		312
Loss from Rosetta Green's sale	41		0		0
Adjustment for settlement arrangement	0		94		0
Increase in deferred revenue	0		(1,700)		1,700
Revaluation of warrants related to share purchase agreements	(1,640)		(1,072)		0
Net cash used in operating activities from continuing operations	(10,037)		(13,989)		(12,229)
Net cash provided by (used in) operating activities from discontinued operations	(1,224)		268		458
Net cash used in operating activities	(11,261)		(13,721)		(11,771)
Cash flows from investing activities:
Purchase of property and equipment	(11)		(425)		(199)
Proceeds from sale of property and equipment	168		7		1
Decrease (increase) in bank deposits	78		2,952		(2,275)
Purchase of marketable securities	0		(1,489)		(4,497)
Proceeds and redemption from sale of marketable securities	148		3,889		2,291
Decrease (Increase) in restricted cash	(37)		1,076		(433)
Proceeds from sale of Parkway	0		148		(35)
Proceeds from sale of Rosetta Green	814		0		0
Net cash provided by (used in) investing activities from continuing operations	1,160		6,158		(5,147)
Net cash used in investing activities from discontinued operations	(3,687)		(15)		(12)
Net cash provided by (used in) in investing activities	(2,527)		6,143		(5,159)
Cash flows from financing activities:
Repayment of capital lease	(70)		(142)		(119)
Receipt of long-term bank loan and capital lease	0		5		73
Repayment of long-term bank loan	0		0		(10)
Proceeds from convertible loans	0		0		750
Issuance of shares and warrants, net	9,634		7,113		5,730
Net cash provided by financing activities from continuing operations	9,564		6,976		6,424
Net cash provided by financing activities from discontinued operations	2,232		0		24
Net cash provided by financing activities	11,796		6,976		6,448
Increase (decrease) in cash and cash equivalents	(1,992)		(602)		(10,482)
Cash and cash equivalents at beginning of year	2,727	[1]	3,329		13,811	[1]
Cash and cash equivalents at end of year	735		2,727	[1]	3,329
Supplemental disclosure:
Interest	380		0		0
Non-cash activities:
Conversion of convertible notes into RG Ordinary shares	0		1,500		0
Conversion of Warrants	$ 729		$ 0		$ 0

[1]	Includes cash and cash equivalents of discontinued operations of $84, $92 at December 31, 2008 and 2010 respectively.

GENERAL	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Business Description and Basis of Presentation [Text Block]
NOTE 1:-	GENERAL

a.	Rosetta Genomics Ltd. ("the Company") commenced operations on March 9, 2000. The Company's integrative research platform combining bioinformatics and state-of-the-art laboratory processes has led to the discovery of hundreds of biologically validated novel human microRNAs. Building on its strong patent position and proprietary platform technologies, Rosetta Genomics is working on the application of these technologies in the development of a full range of microRNA-based diagnostic tools. The Company's microRNA-based tests, miRview® squamous, miRview® mets, miRview® mets[2], miRview® Lung and miRview® meso, are commercially available worldwide and all samples are processed in its Philadelphia-based CAP-accredited, CLIA-certified lab.

b.	The Company holds a wholly-owned subsidiary in the U.S., Rosetta Genomics Inc. The principal business activity of the subsidiary is to commercialize the Company's products, perform and develop tests in its CLIA approved laboratory and expand the business development of the Company in the U.S.

c.	Rosetta Green Ltd. ("RG").

On September 24, 2008, the Company signed a convertible note agreement with private investors ("the Purchasers") in an initiative for development of microRNA-based algae feedstocks for biofuels. The convertible note was for the purpose of establishing a separately operated business unit by forming a wholly-owned Israeli subsidiary to be named RG. During 2008 and 2009, the Purchasers purchased convertible notes in a total amount of $1,500. The notes were converted into a number of RG Ordinary shares, nominal value NIS 0.01, once RG was established, reflecting a fully-diluted pre-money valuation of RG equal to $5,000.

On February 4, 2010, the Company established RG, as a controlled subsidiary. The principal business of RG is to leverage capabilities into the areas of cleantech and plant biotech by using the proprietary microRNA technologies to develop plants and algae more suitable for various applications such as improved feedstocks for biofuels and advanced agriculture.

RG was formed to translate Rosetta Genomics' proven successes with microRNAs in human healthcare into areas of cleantech and plant biotechnology.   RG is an Israeli agro-biotechnology company specializing in developing  improved agricultural crops through using proprietary methods to identify microRNA genes that enhance plant traits. RG has developed technological platforms for the identification and application of microRNAs. These microRNA genes possess the potential to improve key traits in important plants such as corn, wheat, rice, and soybean, among other crops.  RG's product development pipeline contains plants with improved traits that include drought tolerance, increased yield production, and disease resistance. RG also works on improving plants traits for the biofuel industry. The plants RG works on for the biofuel industry are corn, canola, castor bean, jatropha and algae.

Upon RG establishment, and according to the agreement terms, the convertible notes in the amount of $1,500 were converted into RG Ordinary shares.

On November 18, 2010, the Company entered into a license agreement with RG according to which the Company assigned certain patents relating to microRNAs in plants. The Company further provided RG with a non exclusive license to some of the Company's patents and technologies. For this license the Company shall be entitled to certain consideration derived from RG's net sales as well as royalties from RG's license income.

On February 17, 2011, RG completed an initial public offering in Israel, and on February 23, 2011, RG’s ordinary shares started trading on the Tel Aviv Stock Exchange (TASE) under the ticker symbol RSTG. RG raised gross proceeds of $6,060 in the IPO. Following the IPO, RG held 9,905,000 shares outstanding and the Company held a 50.03% ownership position in RG and did not loss control. The net proceeds from RG's IPO after offering costs amounted to $5,078.

On December 16, 2011, the Company closed a transaction pursuant to which the Company sold its holding of the ordinary shares of RG to certain purchasers (the "Purchasers").  The transaction was effected pursuant to a Share Transfer Agreement, dated December 13, 2011.

Under the terms of the share transfer agreement, the Company received an upfront payment of $897 for the RG ordinary shares.  In addition, the Company may receive in the future, an additional payment of $2,000 if RG is acquired within three years from the date of signing of the share transfer agreement at a price per share reflecting RG valuation of at least $90,000. As of December 31, 2011 the Company estimates that such contingent payment is remote.

Since RG was consolidated prior to the disposal it met the criteria for reporting as discontinued operations and, therefore, the results of operations of the business and the loss on the sale have been classified as discontinued operations loss in the statement of operations and prior periods results have been reclassified accordingly. In addition, the comparative data of the assets and liabilities have been reclassified as assets and liabilities attributed to discontinued operations in the balance sheets as described in more detail in Note 2i.

As a result of the sale of RG shares the Company had a loss from discontinued operations of $42. The current assets and liabilities of discontinued operations related to RG as of December 31, 2010 are as follows:

December 31,
2010
ASSETS

Cash and cash equivalents	$92
Marketable securities	244
Other accounts receivable and prepaid expenses	209
Severance pay fund	5
Property and equipment, net	46

Total assets	$596

LIABILITIES

Current maturities of capital lease	$-
Trade payables	50
Other accounts payable and accruals	109
Accrued severance pay	13

Total Liabilities	$172

Net loss from discontinued operations related to RG for the years ended 2011, 2010 and 2009 are as follows:

	Year ended December 31,
	2011	2010	2009
Operating expenses:
Research and development, net	$1,284	$779	$-
Business and development	399	521	-
General and administrative	907	443	-

Total operating expenses	2,590	1,743	-

Operating loss	2,590	1,743	-
Financial expense(income), net	26	(24)	-

Net loss	$2,616	1,719	$-

d.	The Company incurred an accumulated deficit of approximately $85,045 since inception, and incurred recurring operating losses and negative cash flows from operating activities in each of the three years in the period ended December 31, 2011. As of December 31, 2011 the Company deficit in working capital and deficit in equity were in amount of $638 and $356, respectively. The Company will have to obtain additional capital resources to maintain its commercialization, research and development activities beyond December 31, 2012.

The Company is addressing its liquidity issues by seeking additional fund raisings and implementing initiatives to allow covering of its anticipated budget deficit for 2012. During 2011 the company performed costs reduction measures that reduced its research and development activities and manpower.

Subsequent to the balance sheet date, the Company obtained additional financing as described in more detail in Note 14.

There are no assurances, however, that the Company will be successful in obtaining an adequate level of financing needed for the long-term development and commercialization of its products.

These conditions raise substantial doubt about the Company's ability to continue as a going concern. The accompanying financial statements do not include any adjustments to reflect the possible future effects on recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.

e.	Parkway Clinical Laboratories, Inc. ("Parkway"):

Parkway was a national, full-service Clinical Laboratories Improvement Amendments ("CLIA") certified clinical laboratory service that was owned by the Company. Parkway specializes in oral drug screening in the workplace environment and genetics testing services.

On May 18, 2009, the Company sold Parkway, in a management buy-out for up to a maximum amount of $2,500, to be paid as a fixed percentage of revenues (15%) over six years and minimum price of $750. According to ASC 810, "Consolidation", the Company calculated the fair value of future consideration by using discounted estimate of future cash receipt. As a result of the transaction, the controlling interests in Parkway were transferred to the buyer, as well as all the risks. Accordingly, the Company has no future liabilities or obligation related to Parkway. As of the transaction date, the fair value of the estimated future consideration was $759. During the years ended December 31, 2011, 2010 and 2009, the Company received an amount of $0, $148 and $49, respectively, in respect of this consideration.

As of December 31, 2011 and 2010, the Company revalued the fair value of the estimated future consideration to $125 and $171, respectively, out of which $17 and $30 is recorded as short-term other accounts receivable as of December 31, 2011 and 2010, respectively, and $108 and $141 is recorded as long-term other accounts receivable as of December 31, 2011 and 2010, respectively.

The sale of Parkway met the criteria for reporting as discontinued operations and, therefore, the results of operations of the business and the loss on the sale have been classified as discontinued operations in the statement of operations and prior periods results have been reclassified accordingly. In addition, the comparative data of the assets and liabilities have been reclassified as assets and liabilities attributed to discontinued operations in the balance sheets, as described in more detail in Note 2i.

As a result of the fair value update of the estimated future consideration, the Company recorded a loss of $60, which was attributed to discontinued operations, and an amount of $14 was attributed to financial income in the year ended December 31, 2011.

f.	Prometheus Laboratories Inc.:

1.	License and collaboration agreement with Prometheus:

On April 10, 2009, the Company entered into a license and collaboration agreement ("the License Agreement") and a laboratory services agreement ("the Services Agreement") with Prometheus Laboratories Inc. ("PL" or "Prometheus") under which the Company agreed to exclusively license and sublicense to PL certain rights related to the Company's microRNA-based cancer diagnostic tests: miRview ®mets, miRview® squamous and miRview® meso ("Cancer Diagnostics Products"), including the rights to certain software developed by the Company and related to the miRview ® mets product. The Company also agreed to collaborate with Prometheus in order to further develop the Cancer Diagnostics Products and to develop two new microRNA-based gastroenterology tests ("GI Products"). Under the License Agreement, PL had the exclusive right to develop and commercialize the Cancer Diagnostics Products and the GI Products in the U.S. The License Agreement also gave PL a right of first negotiation to take a license for certain diagnostic tests or products that are under development by the Company.

Under the provisions of the License Agreement, PL was to contribute to a development fund that was to be used to further develop the Cancer Diagnostic Products and to develop the GI Products. In addition, PL was to pay the Company additional amounts upon reaching certain publication requirements for the Cancer Diagnostic Products and achieving certain product profiles for the GI Products. The Company was also entitled to receive certain payments upon the achievement of commercial milestones.

The Company was also entitled to royalties according to the License Agreement on the sale of the Cancer Diagnostic Products and the GI Products, subject to reductions in certain instances.

Under the provisions of the Services Agreement, from the fees that the Company received from PL, in consideration for performing the services, the Company deducted the COGS, royalties to third parties, and the remaining amounts were transferred to a separate account ("Development Fund"). The amounts in the Development Fund were then to be used by the Company to develop improvements to the Company's products, according to an agreed upon development plan, with PL. The Company classified these amounts as restricted cash in its balance sheet.

The License Agreement and the Services Agreement were terminated on November 22, 2010 as part of a settlement agreement reached between Prometheus and the Company, as described in more detail in Note 9m.

2.	Prometheus stock purchase agreement:

On April 10, 2009, the Company entered into a stock purchase agreement with PL ("the Purchase Agreement"). Under the Purchase Agreement, on April 27, 2009 ("the closing date"), PL purchased 33,333 Ordinary shares of the Company ("the Shares") at a price of $240.00 per share in a private placement transaction. Under the terms of the Purchase Agreement, as long as PL or its affiliates continued to hold at least 50% of these Shares, PL was entitled to information rights, pre-emptive rights and board observer rights. Pursuant to the pre-emptive rights, PL had the right to participate in future offerings of the Company's securities to purchase up to its pro rata share in any such offering on the same terms and conditions as other investors.

Certain provisions of this Purchase Agreement were terminated on November 22, 2010 as part of a settlement agreement reached between Prometheus and the Company, as described in more detail in Note 9m.

3.	As a result of the stock Purchase Agreement and the license and collaboration agreement detailed above, the Company received $8,000 out of which an amount of $5,730 was recorded as shareholders' equity (net of issuance cost of $570) and $1,700 was recorded as deferred revenue. On November 22, 2010, the Company recognized the $1,700 deferred revenues in its statements of operations as part of a settlement agreement reached between Prometheus and the Company.

The Services Agreement was terminated on November 22, 2010 as part of a settlement agreement reached between Prometheus and the Company, as described in more detail in Note 9m.

g.	In October 2011, the Company entered into a license agreement with third party pursuant to which the Company granted the third party an exclusive right to market and perform the Company's miRview® mets and miRview® mets2 tests in China. The third party will also have exclusive right to market and perform one additional test in China, to be selected by the third party within one year. However, as of March 1, 2012, the Company believes the third party is in breach of the license agreement and the Company is currently exploring its options due to this breach.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

a.	Use of estimates:

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

b.	Financial statements in U.S. dollars:

The Company's financing activities are incurred in U.S. dollars. A portion of the Company's costs is incurred in U.S. dollars. The Company's management believes that the U.S. dollar is the primary currency of the economic environment in which the Company operates. Thus, the functional and reporting currency of the Company is the U.S. dollar.

Accordingly, monetary accounts maintained in currencies other than the dollar are remeasured into U.S. dollars in accordance with ASC 830, "Foreign Currency Matters". All transaction gains and losses from the remeasurement of monetary balance sheet items are reflected in the statements of operations as financial income or expenses, as appropriate.

c.	Principles of consolidation:

The consolidated financial statements include the accounts of the Company and its subsidiary. Intercompany transactions and balances have been eliminated upon consolidation.

d.	Cash equivalents:

Cash equivalents include short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less from time of deposit.

e.	Short-term bank deposits:

Short-term bank deposits are deposits with maturities of more than three months but less than one year. The short-term deposits are presented at their cost.

f.	Marketable securities:

The Company accounts for investments in debt securities and trust fund in accordance with ASC 320, "Investments-Debt and Equity Securities". Management determines the appropriate classification of its investments in debt securities and trust fund at the time of purchase and reevaluates such determination at each balance sheet date.

Investments in marketable securities are accounted for at fair value, based on quoted market prices, and classified as either trading securities or available-for-sale securities. For investments classified as trading securities, unrealized and realized gains and losses related to the investment and are recorded in earnings. For investments classified as available-for-sale securities, unrealized gains and losses are recorded in accumulated other comprehensive income, a separate component of shareholders' equity, realized gains and losses on sales of available-for-sale securities, as determined on a specific identification basis, are included in the consolidated statement of operations.

g.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets.

The annual depreciation rates are as follows:

%

Computer equipment	33
Office furniture and laboratory equipment	7 - 15 (mainly 15)
Leasehold improvement	Over the shorter of the lease term or useful economic life

h.	Impairment of long-lived assets:

The long-lived assets of the Company and its subsidiary and all identifiable intangible assets that are subject to amortization are reviewed for impairment in accordance with ASC 360-10-35, "Property, Plant and Equipment - Subsequent Measurement"/ ASC 250, "Presentation of Financial Statements", whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. As of December 31, 2011 and 2010, no impairment losses have been identified.

i.	Discontinued operation:

According to ASC 360, "Property, Plant, and Equipment" and ASC 205, "Presentation of Financial Statements" when a component of an entity, as defined in ASC 360, has been disposed of, the results of its operations, including the gain or loss on its disposal should be classified as discontinued operations when the operations and cash flows of the component have been eliminated from the Company's consolidated operations and the Company will no longer have any significant continuing involvement in the operations of the component.

j.	Revenue recognition:

The Company generates revenues from sells diagnostic kits to its private patient or third-party distributor. The Company provides laboratory services of testing the results in its lab in the U.S.

Revenues from sales of the Company's products are recognized in accordance with "Revenue Recognition in Financial Statements" ("ASC 605") when delivery of tests result has occurred, persuasive evidence of an agreement exists, the vendor's fee is fixed or determinable and no further obligation exists and collectability is probable. In arrangements, primarily with private patients, in which prior to delivery the patient's third-party insurance provider has not contractually set the sale prices, the Company does not recognize revenue until the fees are fixed and determinable and collectability assured.

In addition, in prior years, the Company generated revenues from collaboration research agreements under which the Company delivers novel product candidates and professional services and may receive future milestones and royalties on successful products.

Revenues from collaborative agreements consist primarily of royalty payments, payments for research and developmental services, up-front fees and milestone payments. If an arrangement requires the delivery or performance of multiple deliverables or service elements, the Company determines whether the individual elements represent "separate units of accounting" under the requirements of ASC 605-25 "Multiple-Element Arrangements".

If the separate elements meet the requirements of ASC 605-25, the Company recognizes the revenue associated with each element separately and revenue is allocated among elements based on relative fair value. If the elements within a multiple deliverable arrangement are not considered separate units of accounting, the delivery of an individual element is considered not to have occurred if there are undelivered elements that are considered essential to the arrangement. Revenue resulting from the achievement of contingent milestone events stipulated in the agreements is recognized when the milestone is achieved. Milestones are based upon the occurrence of a substantive element specified in the contract.

Royalties from licensing the right to use the Company's products are recognized when earned and when written sales confirmation from the licensee is received and no future obligation exists. Non-refundable, up front advancements of royalties from licensing the right to use the Company's products which are fully chargeable against royalties, are recorded as deferred revenue until the above mentioned criteria for recognizing revenue are met.

Deferred revenues represent payments received in advance, where revenue recognition criteria were not met. As of December 31, 2011, the Company has deferred revenue in an amount of $228.

k.	Research and development expenses, net:

Research and development expenses include costs of salaries and related expenses, activities related to intellectual property, research materials and supplies and equipment depreciation. All research and development costs are expensed as incurred. The Company has entered into several license agreements for rights to utilize certain technologies. The terms of the licenses may provide for upfront payments, annual maintenance payments and royalties on product sales. Costs to acquire and maintain licensed technology are charged to research and development expense as incurred. During the years ended December 31, 2011, 2010 and 2009, the Company charged to research and development expense $344, $123 and $135 of costs associated with license fees, respectively. (See also Note 9f-9k).

Royalty bearing grants from the Bi-national Industrial Research and Development Foundation ("BIRD") and from the Chief Scientist of Israel's Ministry of Industry, Trade and Labor ("the OCS") for funding approved research and development projects, are presented as a reduction from the research and development expenses (see also Note 9.l). The Company received grants in an amount of $206, $0 and $297, in the years 2011, 2010 and 2009, respectively.

l.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC 718, "Compensation-Stock Compensation". ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated income statements.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

The Company selected the Black-Scholes option pricing model as the most appropriate fair value method for its stock-options awards and values restricted stock based on the market value of the underlying shares at the date of grant. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term.

The weighted-average estimated fair value of employee stock options granted during the 12 months ended December 31, 2011, 2010 and 2009 was $7.35 $56.4 and $74.4, respectively per share using the Black-Scholes option pricing model with the following weighted-average assumptions (annualized percentages):

	Year ended December 31,
	2011	2010	2009

Dividend yield	0%	0%	0%
Expected volatility	88%	61%-67%	61%-75%
Risk-free interest	1.2%	1.8%	2.35%
Expected life	5-6 years	5.5-6.25 years	5-6.25 years

The Company is required to assume a dividend yield as an input in the Black-Scholes model. The dividend yield assumption is based on the Company's historical experience and expectation of future dividend payouts. The Company has historically not paid dividends and has no foreseeable plans to pay dividends. The dividend yield used for the twelve months ended December 31, 2011 and 2010 was 0%.

The computation of expected volatility is based on realized historical stock price volatility of the Company's stock starting from the IPO date.

The risk-free interest rate assumption is the implied yield currently available on United States treasury zero-coupon issues with a remaining term equal to the expected life term of the Company's options.

The Company determined the expected life of the options according to the simplified method, average of vesting and the contractual term of the Company's stock options.

The Company applies ASC 718 and ASC 505-50, "Equity-Based Payments to Non-Employees" with respect to options and warrants issued to non-employees. ASC 718 requires the use of option valuation models to measure the fair value of the options and warrants at the measurement date.

m.	Net loss per share:

Basic earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares considered outstanding during the year, in accordance with ASC 260, "Earnings per Share".

Basic and diluted net loss per share is computed using the weighted average number of Ordinary shares outstanding during the period.

For the years ended December 31, 2011, 2010 and 2009, all outstanding options, warrants and Preferred shares, if any, have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive.

n.	Income taxes:

The Company and its subsidiary account for income taxes and uncertain tax positions in accordance with ASC 740, "Income Taxes". ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on the differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

The Company and its subsidiary provide a valuation allowance, if necessary, to reduce deferred tax assets to the amounts that are more likely-than-not to be realized.

The Company adopted ASC 740-10. ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions accounted for in accordance with ASC 740. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.

o.	Severance pay:

A majority of the employees are included under section 14 of the Israeli Severance Compensation Law ("Section 14"). Under Section 14, the company's monthly deposits, at a rate of 8.33% of such employees' monthly salary, are made on their behalf with insurance companies on account of severance pay. Payments in accordance with Section 14 release the Israeli companies from any future severance payments in respect of those employees. Deposits under Section 14 are not recorded as an asset in the Company's balance sheet.

For those Israeli employees who are not included under Section 14, the liability for severance pay is calculated pursuant to Israel's Severance Pay Law based on the most recent salary of the employees multiplied by the number of years of employment, as of the balance sheet date. Employees are entitled to one month's salary for each year of employment or a portion thereof. The Israeli subsidiary's liability for all of its employees is fully provided by monthly deposits with insurance policies and by an accrual. The value of these policies is recorded as an asset in the Company's balance sheet.

The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israel's Severance Pay Law or labor agreements. The value of the deposited funds is based on the cash surrendered value of these policies, and includes immaterial profits.

Severance expenses for the years ended December 31, 2011, 2010 and 2009 were $173, $225 and $138, respectively.

The U.S. subsidiary has a 401(K) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute to the plan. The subsidiary matches the employee contributions to the plan up to a limit of 3% of their eligible compensation. In the years 2011, 2010 and 2009, the subsidiary recorded an expense for matching contributions in the amount of $30, $48 and $22, respectively.

p.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term bank deposits, marketable securities, trade receivables and other accounts receivable.

Cash and cash equivalents are deposited with major banks in Israel and major banks in the United States. Such deposits in the United States may be in excess of insured limits and are not insured in other jurisdictions. Management believes that the financial institutions that hold the Company's investments are institutions with high credit standing, and accordingly, minimal credit risk exists with respect to these investments.

q.	Fair value of financial instruments:

The carrying amounts of the Company's financial instruments, including cash and cash equivalents, short-term bank deposits, marketable securities, accounts receivable, accounts payable and accrued liabilities, approximate fair value because of their generally short-term maturities.

The Company adopted ASC 820, "Fair Value Measurements and Disclosures". ASC 820 clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants.

As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering such assumptions, ASC 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

Level 1 -	Observable input that reflects quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 -	Include other inputs that are directly or indirectly observable in the marketplace.

Level 3 -	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

r.	Impact of recently issued Accounting Standards:

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP. This pronouncement is an authoritative guidance to amend certain measurement and disclosure requirements related to fair value measurements to improve consistency with international reporting standards. This guidance is effective prospectively for public entities for interim and annual reporting periods beginning after December 15, 2011, with early adoption prohibited. The Company is currently evaluating the effect of ASU 2011-04, but does not expect its adoption will have a material effect on its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, which specifies that the total of comprehensive income, the components of net income and the components of other comprehensive income are to be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. This update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. No change has been made in the items to be reported in comprehensive income. ASU 2011-05 is effective for the interim and annual periods beginning after December 15, 2011, and should be applied retrospectively. The Company is currently evaluating the effect of ASU 2011-05, but does not expect its adoption will have a material effect on its consolidated financial statements.

In December 2011, the FASB issued Accounting Standards Update 2011-12, Comprehensive Income (Topic 220). The amendments in this Update supersede certain pending paragraphs in Accounting Standards Update 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, to effectively defer only those changes in Update 2011-5 that relate to the presentation of reclassification adjustments out of accumulated other comprehensive income. For public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company is currently evaluating the effect of this update on the consolidated financial statements.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 3: -	FAIR VALUE MEASUREMENTS

In accordance with ASC 820, "Fair Value Measurements and Disclosures" (originally issued as SFAS 157), the Company measures its marketable securities at fair value based on quoted market price. The Company valued the level 3 other accounts receivable, which resulted from the fair value of Parkway's estimated future consideration based on a valuation using the discounted cash flow model. Unobservable inputs used in this model are significant to the fair value of the asset. The fair value of the liability for warrants related to share purchase agreement was calculated using the Black & Scholes Model and the Company classified this liability within Level 3.

The Company's financial assets (liabilities) measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of December 31, 2011:

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:

Other accounts receivable resulting from fair value of Parkway's estimated future consideration	-	-	125	125

Total assets	-	-	125	125

For more details, refer to note 1e.

	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrants related to share purchase agreement	-	-	165	165

Total liabilities	-	-	165	165

For more details, refer to note 10.

SHORT-TERM BANK DEPOSIT	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Short Term Bank Deposits Disclosure [Text Block]
NOTE 4:-	SHORT-TERM BANK DEPOSIT

As of December 31, 2011 and 2010, the Company's bank deposits are as follows:

December 31, 2011
Amount	Maturity date	Annual interest

112	December 5, 2012	0.6%

December 31, 2010
Amount	Maturity date	Annual interest

78	January 11, 2011	1.82%
112	December 5, 2011	0.6%

MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2011
Investments, Debt and Equity Securities [Abstract]
Marketable Securities [Text Block]
NOTE 5:-	MARKETABLE SECURITIES

The balance of these securities as of December 31, 2010 is stated at fair value.

	Amortized cost	Accrued interest	Unrealized gains	Market value
December 31, 2010:

Available-for-sale:
Israeli government bonds	140	1	7	148

Total securities at December 31, 2010	$140	$1	$7	$148

Proceeds from maturity and sales of available-for-sale securities during 2011, 2010 and 2009 were $148, $3,398 and $2,291, respectively. Net realized gains from the sales of available-for-sale securities in the years 2011, 2010 and 2009 are $0, $123 and $16, respectively.

OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
NOTE 6:-	OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

	December 31,
	2011	2010

Deferred charges and prepaid expenses	$298	$219
Other accounts receivable (*)	17	30

	$315	$249

(*)	Short term portion of Parkway's estimated future consideration (see Note 1e).

PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 7:-	PROPERTY AND EQUIPMENT

	December 31,
	2011	2010
Cost:
Computer equipment	$584	$568
Office furniture and laboratory equipment	1,336	1,760
Leasehold improvements	384	384

	2,304	2,712
Accumulated depreciation:
Computer equipment	497	468
Office furniture and laboratory equipment	920	919
Leasehold improvements	295	147

	1,712	1,534

Depreciated cost	$592	$1,178

Depreciation expenses for the years ended December 31, 2011, 2010 and 2009 were $458, $415 and $344, respectively. Those expenses include depreciation expenses of capital lease equipment for the years ended December 31, 2011, 2010 and 2009 of $52, $88 and $88, respectively

OTHER ACCOUNTS PAYABLE AND ACCRUALS	12 Months Ended
Dec. 31, 2011
Payables and Accruals [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
NOTE 8:-	OTHER ACCOUNTS PAYABLE AND ACCRUALS

	December 31,
	2011	2010

Employees salaries and payroll accruals	$333	$741
Accrued expenses and other	110	132
Settlement arrangement - see Note 9m	791	1,135
Current maturity of capital lease (a)	30	49

	$1,264	$2,057

a.	Capital lease and operating lease:

During 2011 and 2010, the Company leased laboratory equipment and computer equipment under several capital and operating lease agreements in a total amount of $41 and $29, respectively, to be paid in 16 to 27 monthly payments.

COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
NOTE 9: -	COMMITMENTS AND CONTINGENT LIABILITIES

a.	Restricted cash:

As of December 31, 2011, restricted cash was primarily attributed to a bank guarantee to the landlord of the Israeli property. As of December 31, 2010, the Company did not have any restricted cash.

b.	The facilities of the Company are rented under operating leases. Aggregate minimum rental commitments under the non-cancelable rent agreements as of December 31, 2011, are as follows:

2012	$543
2013	323

Total	$866

Total rent expenses for the years ended December 31, 2011, 2010 and 2009 were $630, $565 and $566, respectively.

c.	The Company leases its motor vehicles under cancelable operating lease agreements. The minimum payment under these operating leases, upon cancellation of these lease agreements was $5 as of December 31, 2011.

Lease expenses for motor vehicles for the years ended December 31, 2011, 2010 and 2009, were $152, $139 and $140, respectively

d.	As of December 31, 2011 and 2010, the Company provided a bank guarantee for the fulfillment of its lease commitments in the amount of approximately $140 and $139, respectively.

e.	In May 2006, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company was granted the right to make, use and sell the third party's proprietary microRNAs for diagnostic purposes including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenues from any sublicense. The Company estimates that until 2029 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $960, of which $720 will be paid after December 31, 2011. During the years ended December, 31, 2011, 2010 and 2009, the Company paid fees in the amount of $47, $47 and $47, respectively, to the third party. The Company recorded the payments as research and development expenses.

f.	In June 2006, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company licensed from this third party the rights to its proprietary microRNAs for diagnostic purposes. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenue from any sublicense. The Company estimates that until 2022 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $504, of which $426 will be paid after December 31, 2011. During the years ended December 31, 2011, 2010 and 2009, the Company paid fees in the amount of $39, $27 and $13, respectively, to the third party. The Company recorded the payments as research and development expenses.

g.	In August 2006, the Company signed a royalty-bearing, exclusive, worldwide license agreement with a third party. Under this agreement, the Company has exclusively licensed from this third party the rights to its proprietary microRNAs for all fields and applications including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay minimum annual royalties, royalties based on net sales and a percentage of the Company's revenues from any sublicense. This agreement was amended and restated in August 2011 and is now on a non-exclusive basis. For the amendment, the Company paid an amendment fee. The Company estimates that until 2032 the aggregate minimum royalties over the term of this agreement should be approximately $320, of which $210 will be paid after December 31, 2011. During the years ended December 31, 2011, 2010 and 2009, the Company paid fees in the amount of $12, $59 and $25, respectively to the third party. The Company recorded the payments as research and development expenses.

h.	In December 2006, the Company signed a royalty-bearing, non-exclusive, worldwide license agreement with a third party. Under this agreement the Company licensed from the third party its proprietary microRNAs for research purposes. In consideration for this license the Company will pay an initiation fee and will be required to pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenues from any sublicenses. The Company estimates that until 2022 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $310, of which $213 will be paid after December 31, 2011. During the years ended December 31, 2011, 2010 and 2009, the Company paid fees in the amount of $21, $22 and $19, respectively under this agreement. The Company recorded the payments as research and development expenses.

i.	In May 2007, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company has licensed from this third party the rights to its proprietary microRNAs for therapeutic purposes including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, payments based on milestones and royalties based on net sales and a percentage of the Company's revenues from any sublicense. The Company estimates that until 2029 the minimum aggregate maintenance fees over the term of this agreement should be approximately $690, of which $540 will be paid after December 31, 2011. During the years ended December 31, 2011, 2010 and 2009, the Company paid fees in the amount of $35, $35 and $35, respectively, to the third party. The Company recorded the payments as research and development expenses.

j.	In January 2008, the Company signed a royalty-bearing, co-exclusive, worldwide license agreement with a third party. Under this agreement, the Company was granted the right to make, use and sell the third party's proprietary microRNAs for research purposes including a limited right to sublicense. In consideration for this license the Company paid an initiation fee and will pay a fixed annual license maintenance fee, royalties based on net sales and a percentage of the Company's revenues from any sublicense. The Company EEestimates that until 2029 the minimum aggregate license maintenance fees over the term of this agreement should be approximately $440, of which $360 will be paid after December 31, 2011. During the years ended December, 31, 2011, 2010 and 2009, the Company paid fees in the amount of $24, $24 and $24, respectively, to the third party. During the year ended December, 31, 2008, the Company paid initiation fees in the amount of $40, to the third party. The Company recorded the payments as research and development expenses.

k.	In June 2011 the Company entered into an agreement with PACE claims services, LLC, a wholly owned subsidiary of Navigant Inc.("PACE"), according to which, PACE will provide the Company exclusive educational and marketing services to defendants involved in lawsuits relating to malignant pleural mesothelioma and asbestos exposure, provided the exclusivity does not apply to the Company‘s marketing efforts and to any marketing efforts of the Company’s distributors offering the Company’s tests outside of the United States of America. According to this agreement, PACE will be entitled to certain remuneration derived from actual sales to defendants in these lawsuits.

l.	Under the BIRD royalty-bearing program, the Company is not obligated to repay any amounts received from BIRD if the development work being carried out by the Company does not continue beyond the investigational new drug ("IND") stage. If the development work which is being carried out by the Company continues beyond the IND stage, the Company is required to repay BIRD 100% of the grant that the Company received provided that the repayment to BIRD is made within the first year following project completion. For every year that the Company does not make these repayments, the amount to be repaid incrementally increases up to 150% in the fifth year following project completion. All amounts to be repaid to BIRD are linked to the U.S. Consumer Price Index.

As of December 31, 2011, the Company had received $500 from BIRD, which was offset against research and development expenses. As of December 31, 2011, no liability was recorded since the Company did not reach technological feasibility for this project.

m.	Settlement Agreement with Prometheus:

1.	On May 10, 2010, Prometheus Laboratories Inc. ("Prometheus") initiated arbitration proceedings under the License Agreement, dated April 10, 2009, by and between the Company and Prometheus ("the License Agreement") in the International Court of Arbitration to resolve a dispute relating to the scope and funding of the development plan for the development program set forth in the License Agreement ("the Arbitration Proceeding"). On May 12, 2010, the Company delivered a notice of material breach of the License Agreement to Prometheus, alleging that Prometheus failed to comply with its obligations under the License Agreement (i) to fund and implement the development program; and (ii) to use commercially reasonable efforts to commercialize the three diagnostic tests licensed to Prometheus pursuant to the License Agreement.

2.	In response, on May 12, 2010, Prometheus issued a notice to the Company alleging that the Company had made material misrepresentations in connection with the Stock Purchase Agreement, dated April 10, 2009, between the Company and Prometheus and demanding rescission of the securities purchased by Prometheus under the Stock Purchase Agreement ("the Rescission Demand").

3.	On June 28, 2010, the Company responded to Prometheus' arbitration demand and filed its counterclaims in the Arbitration Proceeding, alleging the same material breaches set forth in its May 12, 2010 notice of material breach. In its counterclaim, the Company requested that the arbitral tribunal declare the License Agreement to be terminated or rescinded on the grounds of Prometheus' material breaches, and further requested that the tribunal award money damages to the Company, in an amount to be determined in the Arbitration Proceeding.

That same day, the Company also sent a termination notice to Prometheus, confirming that if Prometheus failed to cure its material breaches, the Company would deem the License Agreement as terminated on and as of July 12, 2010. On July 1, 2010, the Company and Prometheus entered into a standstill agreement, deferring the effectiveness of the Company's termination of the License Agreement.

On November 22, 2010, the Company and Prometheus entered into a Settlement Agreement and mutual release ("the Settlement Agreement") to resolve these disputes, including all claims relating to the Arbitration Proceeding.

Under the Settlement Agreement, the License Agreement and the Services Agreement have been terminated and the Purchase Agreement has been amended such that, among other things, Prometheus' information rights, pre-emptive rights and board observer rights have been terminated.

In consideration of the termination of the licenses and the return of the commercialization rights under the License Agreement, the Company has agreed to pay Prometheus $3,100 as follows: (a) $1,200 is to be paid on December 2, 2010, (b) $500 is to be paid on or before February 28, 2011, (c) $650 is to be paid on or before November 22, 2011, and (d) $750 is to be paid on or before May 22, 2012.  The Company has granted Prometheus a non-interest bearing note with respect to the $500 payment due on or before February 28, 2011 and a note bearing interest at 12% per year with respect to the $650 payment due on or before November, 22, 2011 and the $750 payment due on or before May 22, 2012.

The Company and Prometheus have agreed to mutually release and discharge all claims which were made or could have been made in the arbitration, under the License Agreement, the Services Agreement and the Purchase Agreement, up to the date of the Settlement Agreement, and have agreed to dismiss the arbitration with prejudice within two business days of the date the initial $1,200 payment is received by Prometheus. The Company paid the initial $1,200 payment in December 2010 and, therefore, as of December 31, 2010, all claims have been released.

In 2010, as a result of the Settlement Agreement, the Company reversed the $1,700, which had been classified in previous periods as deferred revenues, due to Prometheus' past payments to the Company and has released the restricted cash recorded for the Development Fund which amounted to $729 and recognized the accrued expenses recorded for this Development Fund in its statements of operations (see Note 1g). As of December 31, 2010, the accrued expenses for these future payments amounted to a total of $1,862, of which an amount of $727 was classified to long-term accrued expenses and $1,135 was classified to short-term accrued expenses. In addition, as of December 31, 2010 the Company has recorded a liability for settlement arrangement for its future payment obligations to Prometheus according to their fair values. The fair value of the payments due to Prometheus as of November 22, 2010, net of the $1,700 deferred revenues and the Development Fund recognized, amounted to $554 and was recorded as other operating expenses. In 2010, the Company recorded an amount of $79 as financial expenses relating to the settlement agreement.

In 2011, the Company paid the $500 payment due on or before February 2011 in a timely manner. On November 22, 2011, the Company defaulted on $650 payment due to Prometheus according to the Settlement Agreement, but cured the default by paying $650 principal payment, plus accrued and unpaid interest on December 1, 2011. As of December 31, 2011, the accrued expenses for the future payment amounted to a total of $791, of which is classified to short-term. In 2011, the Company recorded an amount of $251 as financial expenses relating to the settlement agreement.

n.	Rimonim Consortium:

In January 2011, the Company joined the Rimonim Consortium, which is supported by the Office of the Chief Scientist of Israel's Ministry of Industry, Trade and Labor ("the OCS"),of the State of Israel, or the OCS. The purpose of the consortium is to develop RNAi-based therapeutics. As of December 31, 2011 the Company received total grants of $190 from the OCS for its development under the consortium.

SHARE CAPITAL	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
NOTE 10:-	SHARE CAPITAL

a.	Ordinary shares:

Ordinary shares confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company, the right to receive dividends, if declared.

b.	Investment agreements:

1.	In July 2008, as a part of the consideration of Parkway's acquisition (see also Note 1f), the Company issued to Parkway's former sole owner 3,828 Ordinary shares which are equal in value to $1,000, based on the weighted-average closing price of the Company's Ordinary shares during the 10 trading days immediately preceding the date of issuance.

2.	On April 10, 2009, the Company entered into a stock purchase agreement with Prometheus Laboratories ("the Purchase Agreement" and "PL" or "Prometheus", respectively). Under the Purchase Agreement, on April 27, 2009 ("the closing date"), PL purchased 33,333 Ordinary shares of the Company at a price of $240.00 per share in a private placement transaction for gross consideration amount of $8,000 (see also Note 1g)).

3.	In November 2009, the board of directors of the Company approved the grant of 1,083 Ordinary shares to one of the Company's executive officers.

4.	In December 2009, the board of directors and the shareholders of the Company approved an increase of 166,667 Ordinary shares to the authorized share capital. The authorized share capital of the Company after this increase was 459,640 Ordinary shares.

5.	In October 2010, the board of directors and the shareholders of the Company approved an increase of 500,000 Ordinary shares to the authorized share capital. The authorized share capital of the Company after this increase was 959,640 Ordinary shares.

6.	In January 2010, the Company completed a registered direct offering with several institutional investors. The Company received proceeds of approximately $4,650 net of placement agent fees and other offering expenses. Under the terms of the financing, the Company sold 2,530,000 units, consisting of an aggregate of 42,167 Ordinary shares and warrants to purchase 21,104 additional Ordinary shares. Each unit, was sold for a purchase price of $2.00. In addition, the Company granted additional warrants as finders' fee to purchase up to 1,581 Ordinary shares.

The exercise price of the warrants is $150 per Ordinary share. The warrants are exercisable for a period of five years.

The Company accounted for these warrants according to the provisions of ASC 815, "Derivatives and Hedging - Contracts in Entity's Own Equity" and based on certain terms of the warrants classified them as liabilities, measured at fair value each reporting period until they will be exercised or expired, with changes in the fair values being recognized in the Company's statement of operations as financial income or expense.

The fair value was measured using the Black & Scholes model. In estimating the warrants' fair value, the Company used the following assumptions:

	Issuance date	December 31, 2011

Risk-free interest rate (1)	2.48%	0.41%
Expected volatility (2)	64%	92.7%
Expected life (in years) (3)	5	3
Expected dividend yield (4)	0	0
Fair value:
Warrants	$1,352	$1

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the option.

(3)	Expected life - the expected life was based on the maturity date of the warrants.

(4)	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

               On the issuance date, in January 2010, the warrants' fair value amounted to $1,352. As of December 31, 2011, the fair value of the warrants amounted to $1.

7.	On December 1, 2010, the Company completed a private placement ("PIPE") offering with several investors. The Company received proceeds of approximately $2,240, net of placement agent fees and other offering expenses. Under the terms of the financing, the Company sold 2,500,000 units, consisting of an aggregate of 41,667 Ordinary shares, warrants to purchase up to an aggregate of 20,841 ordinary shares at an exercise price of $78 per share ("Series A Warrants") and warrants to purchase up to an aggregate of 10,417 Ordinary shares at an exercise price of $0.6 per share ("Series B Warrants"). Each unit was sold for a purchase price of $1.00. In addition, the Company granted additional warrants as finders' fee to purchase up to 1,045 Ordinary shares.

The Series A Warrants are exercisable immediately upon issuance, expire on December 1, 2015 and the exercise price is subject to potential future adjustment upon occurrence of various events, such as stock splits or dilutive issuances. On February 23, 2011, in connection with the financing transactions closed by the Company, the exercise price of the Series A Warrants was automatically adjusted thereof from $78 per share to $60.00 per share.

Each Series B Warrant were automatically exercised on a cashless basis on the 33rd trading day following December 23, 2010, to a number of Ordinary shares that was subject to adjustment as defined in the agreement.

On February 9, 2011, the Series B Warrants were automatically exercised on a cashless basis to 10,307 Ordinary shares. Upon the conversion of Series B Warrants, the fair value of Series B Warrants was classified as equity.

The Company accounted for the Series A and B Warrants according to the provisions of ASC 815, "Derivatives and Hedging - Contracts in Entity's Own Equity", and based on certain terms of the warrants, classified them as liabilities, measured at fair value in each reporting period until they are exercised or expired, with changes in the fair values being recognized in the Company's statement of operations as financial income or expense.

The fair value of the Series A Warrants was measured using Black & Scholes model. The fair value was estimated taking into consideration (a) the possibility of the Company becoming privately owned and/or a possibility in which there is an all-cash transaction in the Company's shares, (b) the possibility that the Company will issue additional shares for a share price of under $60 In estimating the warrants' fair value, the Company used the following assumptions:

	Issuance date	December 31, 2011

Risk-free interest rate	1.35%	0.69%
Expected volatility	63%	86.3%
Expected life (in years)	5	4
Expected dividend yield	0	0
Fair value:
Warrants	$636	$5

The fair value of the Series B Warrants was measured using Monte Carlo simulation. In estimating the warrants fair value, the Company used the following assumptions:

Issuance date

Risk-free interest rate	0.29%
Expected volatility	65%
Expected life	48 days
Expected dividend yield	0
Fair value:
Warrants	$563

On the issuance date, December 1, 2010, the fair value of the Series A Warrants and Series B Warrants amounted to $636 and $563, respectively. As of December 31, 2011, the fair value of the Series A Warrants amounted to $5.

8.	On February 23, 2011, the Company completed a concurrent private placement and registered direct offering. The Company received proceeds of approximately $5,500 net of placement agent fees and other offering expenses of $542.

Under the terms of the private placement, the Company has issued 75,694 Ordinary shares at a price of $36 per share. The purchasers in the private placement also received warrants to purchase up to an aggregate of 56,776 Ordinary shares at an exercise price of $48 per share ("the Private Placement Warrants"). The Private Placement Warrants are exercisable immediately upon issuance and have a term of five years. In addition, the Company granted additional warrants as finders' fee to purchase up to 1,895 Ordinary shares.

Under the terms of the registered direct offering, the Company has issued 90,978 Ordinary shares at a price of $36 per share. The purchasers in the registered direct offering also received warrants to purchase up to an aggregate of 45,509 Ordinary shares at an exercise price of $48 per share ("the Registered Direct Warrants"). The Registered Direct Warrants are exercisable immediately upon issuance and have a term of five years. In addition, the Company granted additional warrants as finders' fee to purchase up to 2,276 Ordinary shares.

The Company accounted for the Private Placement Warrants according to the provisions of ASC 815, "Derivatives and Hedging - Contracts in Entity's Own Equity", and based on certain terms of the warrants, classified them as equity.

9.	Reverse stock split and increase of share capital

1.	In July 2011, the Company approved:

a)	To consolidate the registered (authorized) share capital of the Company as follows: every four (4) Ordinary Shares with a nominal (par) value of NIS 0.01 each will be consolidated into one (1) ordinary share with a nominal (par) value of NIS 0.04 each. As a result of the reverse split, the registered (authorized) share capital of the Company has been changed to 14,400,000 ordinary shares with a nominal (par) value of NIS 0.04 each.

b)	To increase the registered (authorized) share capital of the Company to 30,000,000 ordinary shares with a nominal (par) value NIS 0.04 each.

2.	In May 2012, the Company approved to consolidate the registered (authorized) share capital of the Company as follows: every fifteen (15) Ordinary Shares with a nominal (par) value of NIS 0.04 each will be consolidated into one (1) ordinary share with a nominal (par) value of NIS 0.6 each (such action together with the above mentioned, the ''Reverse Split''). As a result of the Reverse Split, the registered (authorized) share capital of the Company has been changed to 2,000,000 ordinary shares with a nominal (par) value of NIS 0.6 each.

All Ordinary shares, warrants, options and per share amounts have been adjusted to give retroactive effect to this reverse split for all periods presented.

10.	On October 19, 2011, the Company completed a private placement offering from its investors. The Company received proceeds of approximately $1,300, net of placement agent fees and other offering expenses of $236. Under the terms of the financing, the Company sold 135,000 units, consisting of an aggregate of 135,000 Ordinary shares, warrants to purchase up to an aggregate of 135,010 ordinary shares at an exercise price of $7.5 per share ("Series A' Warrants") and warrants to purchase up to an aggregate of 67,500 Ordinary shares at an exercise price of $0.15 or NIS 0.6 per share ("Series B' Warrants"). Each unit was sold for a purchase price of $11.25. In addition, the Company granted additional warrants as finders' fee to purchase up to 3,378 Ordinary shares. The Series A' Warrants expire on October 19, 2016.

According to Series B' Warrants agreement, each Series B' Warrant will be automatically exercised on a cashless basis on the 11th trading day following November 10, 2011, to a number of ordinary shares equal to the difference between (a) the quotient obtained by dividing (1) 200% of the maximum number of warrant Shares issuable under the Series B' warrant multiplied by $11.25 by (2) the greater of $7.5 and 80% of the average of the volume-weighted average pricefor the 10 trading days immediately following November 10, 2011 and (b) the maximum number of Warrant Shares issuable under the Series B' warrant multiplied by 2.

On November 28, 2011, the Series B' Warrants were automatically exercised on a cashless basis to 65,748 Ordinary shares. Upon the conversion of Series B' Warrants, the fair value of Series B' Warrants was classified as equity.

The Company accounted for the Series A' and B' Warrants according to the provisions of ASC 815, "Derivatives and Hedging - Contracts in Entity's Own Equity", and based on certain terms of the warrants, classified them as liabilities, measured at fair value in each reporting period until they are exercised or expired with changes in the fair values being recognized in the Company's statement of operations as financial income or expense.

The fair value of the Series A' Warrants was measured using Black & Scholes model. In estimating the warrants' fair value, the Company used the following assumptions:

	Issuance date	December 31, 2011

Risk-free interest rate	1.1%	0.9%
Expected volatility	63.5%	81.2%
Expected life (in years)	5	4.8
Expected dividend yield	0	0
Fair value:
Warrants	$677	$158

The fair value of the Series B' Warrants was measured using Monte Carlo simulation. In estimating the warrants fair value, the Company used the following assumptions:

Issuance date

Risk-free interest rate	0.11%
Expected volatility	78%
Expected life	42 days
Expected dividend yield	0
Fair value:
Warrants	$378

On October 19, 2011, the fair value of the Series A' Warrants and Series B' Warrants amounted to $677 and $378, respectively. As of December 31, 2011, the fair value of the Series A' Warrants amounted to $158.

c.	Finders' fee warrants:

Under finders' fee agreements, 10,175 warrants are outstanding as of December 31, 2011.

d.	Stock option plans:

1.	During 2001, the Company adopted the 2001 Israeli Share Option Plan ("the 2001 Plan"), pursuant to which options may be granted to the Company's officers, directors, employees and consultants.

Pursuant to the 2001 Plan, the Company has reserved a total of 6,278 shares for this plan and for any other option plans, which may be adopted by the Company in the future.

In March 2003, the Company adopted the 2003 Israeli Share Option Plan ("the 2003 Plan"), pursuant to which options may be granted to the Company's officers, directors, employees and consultants. Pursuant to the 2003 Plan, the Company has reserved an additional 3,139 shares for the 2003 Plan and for any other share option plans that have previously been, or in the future may be, adopted by the Company.

In July 2006, the Company adopted the 2006 Israeli Share Option Plan ("the 2006 Plan"), pursuant to which options may be granted to the Company's directors, employees, consultants and service providers. Pursuant to the 2006 Plan, the Company has reserved an additional 7,534 shares for the 2006 Plan and for any other share option plans that have previously been, or in the future may be, adopted by the Company. In November 2007, the Company approved an additional 8,333 shares for the 2006 Plan.

In December 2009, the Company approved an additional 25,000 Ordinary shares for the 2006 Plan.

The total number of options authorized for grant under the plans amounted to 56,980. As of December 31, 2011, an aggregate of 4,791 options of the Company are available for future grants.

Options granted under the 2001 and 2003 Plans typically vest, as set forth in each optionee's option agreement, over three years. Options granted under the 2006 Plan typically vest, as set forth in each optionee's option agreement, over 4 years. All options are exercisable until ten years from the grant of the option. Any options which are forfeited or unexercised become available for future grants. The exercise price equals the share price on the grant date.

2.	A summary of the Company's stock option activity and related information for the year ended December 31, 2011, is as follows:

	Number of options	Weighted -average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2011	31,497	$188.4
Granted	13,333	$10.05
Exercised	-	$-
Forfeited	(2,868)	$232.5
Outstanding at December 31, 2011	41,963	$97.65	6.92	7.35

Vested or expected to vest	34,734	$100.65	7.88	7.35

Exercisable at December 31, 2011	24,481	$144.3	7	7.35

The weighted-average grant-date fair value of options granted during the twelve months ended December 31, 2011, 2010 and 2009 was $7.35, $56.4 and $74.4, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the fair market value of the Company's Ordinary shares on December 31, 2011 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2011. This amount changes based on the fair market value of the Company's shares.

During the year ended December 31, 2011, no options were exercised. As of December 31, 2011, there was $245 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans. The cost is expected to be recognized over a weighted average period of 2.24 years.

In October 2010, the board of directors of the Company approved the grant of 150 restricted shares.

In February 2011, the board of directors of the Company approved the grant of 83 restricted shares.

As of December 31, 2011, 233 restricted shares of employees are outstanding.

The following table summarizes information about options to employees outstanding at December 31, 2011 under the Plans:

Exercise price	Options outstanding at December 31, 2011	Weighted average remaining contractual life (years)	Weighted average exercise price	Options exercisable at December 31, 2011	Average exercise price of options exercisable

$0	182	1.08	$0	182	$0
$0.6 -123	32,506	8.16	$50	15,392	$74
$127.2-282	7,180	1.69	$224	6,812	$224
$327-395.4	1,369	1.31	$378	1,369	$378
$425.85-528	726	4.44	$485	726	$485

	41,963			24,481

On April 11, 2011 the board of directors discussed and approved a repricing of the exercise price of 8,333 stock options granted in 2009 to one employee. The Company accounted for the re-price as a new grant according to ASC 718 "Compensation - Stock Compensation". The Company evaluated the fair value of options before and after the repricing. For the 4,180 stock options that were fully vested, as of the repricing date, the company immediately recognized stock based compensation expenses in the financial statements in the amount of $36. For the other 4,154 stock option, that were not fully vested, the compensation expenses will be recognized over the remaining vesting period. During the year ended December 31, 2011, the Company recognized stock based compensation expenses regarding the options, which were not fully vested, in the amount of $29.

On May 26, 2011, the Company's board of directors approved, subject to shareholders' approval which occurred on July 6, the grant to one of the directors, options to purchase 5,000 ordinary shares, at an exercise price of $16.2 per share, vesting over a period of 3 years.

The following table sets forth the total stock-based compensation expense resulting from stock options granted to employees and directors included in the Company's consolidated statement of operations:

	Year ended December 31,
	2011	2010

Research and development costs, net	$180	$213
Marketing and business development expenses	266	272
General and administrative expenses	138	242
Cost of goods sold	19	11

Total stock-based compensation expense	$603	$738

e.	Options and warrants issued to non-employees:

1.	The Company's outstanding options to non-employees as of December 31, 2011, are as follows:

Issuance date	Options for Ordinary shares	Exercise price	Options exercisable	Exercisable through

April 2002	171	$0	171	January 2012
April 2002	171	$0	171	April 2012
May 2002	171	$0	171	May 2012
July 2002	171	$0	171	July 2012
September 2002	194	$219	194	September 2012
September 2002	126	$0	126	September 2012
January 2004	42	$0	42	January 2014
November 2004	237	$0	237	November 2014
December 2004	42	$0	42	December 2014
August 2006	63	$395	63	August 2016
July 2007	167	$410	167	July 2017
November 2007	417	$358	417	November 2017
January 2008	250	$342	234	January 2018
August 2008	417	$228	339	August 2018

	2,639		2,546

As of December 31, 2011, there was less than $1 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans. The cost is expected to be recognized over a weighted average period of 0.59 years.

2.	The Company had accounted for its options to non-employees under the fair value method of ASC 718 and ASC 505-50. The fair value of options granted with an exercise price of $0, was equal to the share price at the date of grant.

3.	The total stock-based compensation expense resulting from stock options granted to non-employees included in the Company's consolidated statement of operations were $1 and $19 for the years ended December 31, 2011 and 2010, respectively.

4.	Options to purchase 2,108 Ordinary shares at an exercise price of $0, which were granted during the years 2003-2010, were exercised during 2010.

5.	On April 11, 2011, the Company granted warrants to purchase 1,168 Ordinary shares of the Company, nominal value NIS 0.6 per share to its non-employee. The warrants are exercisable for a period of four years. During the year 2011, an expense of $1 was recognized.

INCOME TAXES	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 11:- INCOME TAXES

a.	Measurement of taxable income under the Income Tax (Inflationary Adjustments) Law, 1985:

Results for tax purposes in Israel are measured and reflected in real terms in accordance with the change in the Consumer Price Index (CPI) until the end of 2007. As explained in Note 2b, the consolidated financial statements are presented in dollars. The differences between the change in the Israeli CPI and in the NIS/dollar exchange rate causes a difference between taxable income or loss and the income or loss before taxes reflected in the consolidated financial statements. In accordance with paragraph 9(f) of ASC 740, the Company has not provided deferred income taxes on this difference between the reporting currency and the tax bases of assets and liabilities.

According to the law, until 2007 the results for tax purposes were adjusted for changes in the Israeli CPI.

In February 2008, the "Knesset" (Israeli parliament) passed an amendment to the Income Tax (Inflationary Adjustments) Law, 1985, which limits the scope of the law starting 2008 and thereafter. Starting 2008, the results for tax purposes are measured in nominal values, excluding certain adjustments for changes in the Israeli CPI carried out in the period up to December 31, 2007. The amendment to the law includes, inter alia, the elimination of the inflationary additions and deductions and the additional deduction for depreciation starting 2008.

b.	Tax benefits under Israel's Law for the Encouragement of Industry (Taxes), 1969 ("the Tax Law"):

The Company is currently qualified as an "industrial company", as defined by the Tax Law, and as such, is entitled to certain tax benefits, mainly amortization of costs relating to know-how and patents over eight years, the right to claim public issuance expenses over three years, and accelerated depreciation.

c.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959 ("the Law"):

The Company's production facilities in Israel have been granted "Approved Enterprise" status under the Law currently under separate investment programs. Pursuant to the Law, the Company elected the "Alternative Benefits Track" and has waived Government grants in return for tax exemption.

The main benefit arising from such status is the reduction in tax rates on income derived from "Approved Enterprises". Consequently, the Company is entitled to a two-year tax exemption and five years of tax at a reduced rate (25%).

Additionally, if the Company becomes a "foreign investors company", as defined by the Law, as such it will be entitled to a reduced tax rate of 10%-25% (based on the percentage of foreign ownership in each tax year) and an extension of three years for the benefit period. Since the Company has had no taxable income, the benefits have not yet commenced for any of the programs.

The period of tax benefits, detailed above, is subject to a limit of 12 years from the commencement of production, or 14 years from the approval date, whichever is earlier. The year's limitation does not apply to the exemption period.

The entitlement to the above benefits is conditional upon the Company's fulfilling the conditions stipulated by the Law, regulations published thereunder and the letters of approval for the specific investments in "Approved Enterprises". In the event of failure to comply with these conditions, the benefits may be canceled and the Company would be required to refund the amount of tax benefits, plus a consumer price index linkage adjustment and interest.

As of December 31, 2011, management believes that the Company will be able to meet all of the aforementioned conditions.

If these retained tax-exempt profits attributable to the "Approved Enterprise" are distributed in a manner other than in the complete liquidation of the Company, they would be taxed at the corporate tax rate at the applicable rate (10%-25%) in respect of the gross amount of the amount that the Company distributed. The Company is required to withhold tax at the source at a rate of 15% from any dividends distributed from income derived from the Approved Enterprise.

Income from sources other than the "Approved Enterprise" during the benefit period will be subject to tax at the regular corporate tax rate.

On April 1, 2005, an amendment to the Law came into effect ("the Amendment") and has significantly changed the provisions of the Law. The Amendment limits the scope of enterprises, which may be approved by the Investment Center by setting criteria for the approval of a facility as a Beneficiary Enterprise such as provision generally requiring that at least 25% of the Beneficiary Enterprise's income will be derived from export. Additionally, the Amendment enacted major changes in the manner in which tax benefits are awarded under the Law so that companies no longer require Investment Center approval in order to qualify for tax benefits.

If the Company pays a dividend out of income derived from the Beneficiary Enterprise during the tax exemption period, such income will be subject to corporate tax at the applicable rate (10%-25%) in respect of the gross amount of the dividend that the Company may be distributed. The Company is required to withhold tax at the source at a rate of 15% from any dividends distributed from income derived from the Beneficiary Enterprise. Under the Amendment, the benefit period for the Company will be extended until the earlier of (1) seven years from the commencement year or (2) twelve years from the first day of the year of election. This period may be extended for a Beneficiary Enterprise owned by a "foreign investor's company" during all or part of the benefit period.

However, the Amendment provides that terms and benefits included in any letter of approval already granted will remain subject to the provisions of the Law as they were on the date of such approval.

As of December 31, 2011, the Company did not generate income under the Law prior to and after the Amendment.

Amendments to the Law:

In December 2010, the "Knesset" (Israeli Parliament) passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), 2011, which prescribes, among others, amendments to the Law. The amendment became effective as of January 1, 2011. According to the amendment, the benefit tracks in the Law were modified and a flat tax rate applies to the Company's entire preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the amendment and from then on it will be subject to the amended tax rates that are: 2011 and 2012 - 15% (in development area A - 10%), 2013 and 2014 - 12.5% (in development area A - 7%) and in 2015 and thereafter - 12% (in development area A - 6%).

The Company examined the possible effect of the amendment on the financial statements, if at all, and at this time do not believe it will opt to apply the amendment.

d.	Tax rates applicable to the income of the Company:

Taxable income of the Company is subject to tax at the rate of 26% in 2009, 25% in 2010 and 24% in 2011.

On December 5, 2011, the Israeli Parliament (the Knesset) passed the Law for Tax Burden Reform (Legislative Amendments), 2011 ("the Law") which, among others, cancels effective from 2012, the scheduled progressive reduction in the corporate tax rate. The Law also increases the corporate tax rate to 25% in 2012. In view of this increase in the corporate tax rate to 25% in 2012, the real capital gains tax rate and the real betterment tax rate were also increased accordingly.

e.	Deferred income taxes:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets are as follows:

	December 31,
	2011	2010
Tax asset in respect of:
Operating loss carryforward and deductions	$22,642	$17,081
Reserves, allowances and other	15	54

Net deferred tax asset before valuation allowance	22,657	17,135
Valuation allowance	(22,657)	(17,135)

Net deferred tax asset	$-	$-

As of December 31, 2011 and 2010, the Company has provided valuation allowances of $22,657 and $17,135, respectively, in respect of deferred tax assets resulting from tax loss carryforward and other temporary differences. Management currently believes that since the Company has a history of losses it is more likely than not that the deferred tax regarding the loss carryforward and the other temporary differences will not be realized in the foreseeable future.

f.	The main reconciling item between the statutory tax rate of the Company and the effective tax rate is the recognition of valuation allowances in respect of deferred taxes relating to accumulated net operating losses carried forward among the various subsidiary worldwide due to the uncertainty of the realization of such deferred taxes and the effect of the "Approved Enterprise".

g.	Net operating losses carryforward:

The Company has estimated accumulated losses for tax purposes as of December 31, 2011, in the amount of approximately $71,810, which may be carried forward and offset against taxable income in the future for an indefinite period. The Company's subsidiary in Israel has estimated accumulated losses for tax purposes as of December 31, 2011, in the amount of approximately $448 which may be carried forward and offset against taxable income in the future for an indefinite period. The Company's subsidiary in the United States has estimated total available carryforward tax losses as of December 31, 2011 of approximately $10,788 to offset against future tax profits.

h.	Income taxes for the twelve months ended December 31, 2011 and 2010:

The Company and its subsidiary have not recorded any tax expenses during the 12 months ended December 31, 2011 and 2010, as the Company has losses.

i.	The Company adopted the provisions of ASC 740 for uncertain tax positions on January 1, 2007, and there was no effect on the financial statements. As a result, the Company did not record any cumulative effect related to adopting ASC 740 for uncertain tax positions. The Company did not record a liability deriving from the implementation of ASC 740 for uncertain tax positions.

FINANCIAL INCOME	12 Months Ended
Dec. 31, 2011
Financial (Income) Expenses [Abstract]
Financial (Income) Expenses Note [Text Block]

NOTE 12:- FINANCIAL INCOME

	Year ended December 31,
	2011	2010	2009

Financial income:
Interest income on short-term deposits	$(3)	$(32)	$(87)
Interest and realized gain on marketable securities	(9)	(297)	(45)
Foreign currency adjustments gains and other	(15)	(462)	(33)
Revaluation of warrants related to share purchase agreement	(1,637)	(1,072)	-

	(1,664)	(1,863)	(165)
Financial expenses:
Bank and interest expenses	19	36	107
Foreign currency adjustments losses	3	473	-
Realized loss on marketable securities	-	-	13
Issuance cost derived from warrants related to share purchase agreement	-	244	-
Others	251	79	-

	273	832	120

	$(1,391)	$(1,031)	$(45)

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 13:- RELATED PARTY TRANSACTIONS

a.	In June 2003, the Company entered into a license agreement with a company owned by a shareholder of the Company to use its intellectual property for a period of 20 years for consideration of up to $100. During the years 2011, 2010 and 2009, expenses of $0, $0 and $80 were recorded, respectively.

As of December 31, 2011, the Company has no further obligation in connection with this transaction.

b.	On December 24, 2008, the Company entered into an Exclusive Testing and Administrative Services Agreement with another company, pursuant to which the other company has the exclusive right to distribute the Company's current diagnostic tests in Turkey and Israel. One of the Company's directors has served as Vice Chairman and Chairman of the Research and Development Committee in the other company's board of directors since 1991. In 2011 and 2010, the Company received $40 and $23 under this agreement, respectively. On May 9, 2011 the director has resigned from the Company's Board of Directors

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events [Text Block]

NOTE 14:- SUBSEQUENT EVENTS

a.	On January 27, 2012, the Company has sold an aggregate of $1.75 million in senior secured debentures in a private placement transaction with an accredited investor.

The debentures have a maturity date of January 26, 2013 and accrue interest at a rate of 10% per annum, payable semi-annually. An aggregate of $300 in principal amount of the debentures may be converted into the Company's ordinary shares at a conversion price of $1.416 per share. The debentures are secured by a security interest in all current and future assets of the Company and any current or future subsidiary.

b.	On April 17, 2012, the Company issued 540,000 ordinary shares at a price of $2.55 per share in total consideration for approximately $1,162 net of issuance expense.

On May 22, 2012, the Company issued 632,057 ordinary shares at a price of $3.50 per share in total consideration for approximately $2,006 net of issuance expense.

On May 31, 2012, the Company issued 570,755 ordinary shares at a price of $11.50 per share in total consideration for approximately $6,000 net of issuance expense.

c.	As for Reverse Split, refer to Note 10.b.9